JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.5%
Fixed Income — 17.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,119	86,895
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,452	15,224
JPMorgan High Yield Fund Class R6 Shares (a)	6,894	44,332
Total Fixed Income		146,451
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	992	15,729
U.S. Equity — 21.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,249	177,286
Total Investment Companies (Cost $261,235)		339,466
Exchange-Traded Funds — 27.5%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	78	6,870
Fixed Income — 10.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	755	34,625
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	239	11,035
JPMorgan Inflation Managed Bond ETF (a)	896	41,988
Total Fixed Income		87,648
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	311	15,676
JPMorgan BetaBuilders International Equity ETF (a)	1,391	83,666
Total International Equity		99,342
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	255	23,548
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	209	13,179
Total U.S. Equity		36,727
Total Exchange-Traded Funds (Cost $202,997)		230,587
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	509
Pool # WA1626, 3.45%, 8/1/2032	683	626
Pool # WN3225, 3.80%, 10/1/2034	440	405
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	411	378
Pool # QB4026, 2.50%, 10/1/2050	1,281	1,081
Pool # QB4484, 2.50%, 10/1/2050	518	436
Pool # QB4542, 2.50%, 10/1/2050	527	444
Pool # RA4224, 3.00%, 11/1/2050	215	187
Pool # QB8503, 2.50%, 2/1/2051	610	507
Pool # QC9443, 2.50%, 10/1/2051	348	290

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QE1637, 4.00%, 5/1/2052	173	163
Pool # QE1832, 4.50%, 5/1/2052	212	206
Pool # QH9763, 6.00%, 1/1/2054	213	216
Pool # QH9845, 6.00%, 2/1/2054	200	202
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	614	619
Pool # FM3118, 3.00%, 5/1/2050	329	289
Pool # BP9250, 2.50%, 7/1/2050	678	568
Pool # BQ2894, 3.00%, 9/1/2050	775	679
Pool # BQ3996, 2.50%, 10/1/2050	508	427
Pool # BQ5243, 3.50%, 10/1/2050	290	264
Pool # CA7398, 3.50%, 10/1/2050	687	624
Pool # CA8637, 4.00%, 1/1/2051	1,336	1,263
Pool # CB0189, 3.00%, 4/1/2051	148	129
Pool # CB0458, 2.50%, 5/1/2051	261	218
Pool # FM7916, 2.50%, 6/1/2051	222	185
Pool # FM7957, 2.50%, 7/1/2051	1,342	1,122
Pool # CB1301, 2.50%, 8/1/2051	349	290
Pool # FM8247, 2.50%, 8/1/2051	191	160
Pool # FS2559, 3.00%, 12/1/2051	654	567
Pool # BU3079, 3.00%, 1/1/2052	303	262
Pool # CB2670, 3.00%, 1/1/2052	292	252
Pool # BV4831, 3.00%, 2/1/2052	283	243
Pool # BV0295, 3.50%, 2/1/2052	692	631
Pool # BV6743, 4.50%, 5/1/2052	221	213
Pool # BV9515, 6.00%, 6/1/2052	255	259
Pool # BY4714, 5.00%, 6/1/2053	517	505
Pool # DA7753, 5.50%, 1/1/2054	230	229
Pool # DA0425, 6.00%, 2/1/2054	340	345
Pool # DA7754, 6.00%, 2/1/2054	814	825
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	991	1,009
Pool # BS7576, 4.86%, 12/1/2027	359	360
Pool # BS3939, 1.58%, 11/1/2028	763	668
Pool # BS6144, 3.97%, 1/1/2029	920	893
Pool # AM5319, 4.34%, 1/1/2029	365	359
Pool # BS4290, 1.95%, 10/1/2029	600	515
Pool # BS0448, 1.27%, 12/1/2029	843	700
Pool # BL9748, 1.60%, 12/1/2029	337	287
Pool # AN7593, 2.99%, 12/1/2029	250	229
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,008
Pool # AN8285, 3.11%, 3/1/2030	256	236
Pool # AM8544, 3.08%, 4/1/2030	111	102
Pool # BL9251, 1.45%, 10/1/2030	665	549
Pool # AM4789, 4.18%, 11/1/2030	153	149
Pool # BL9891, 1.37%, 12/1/2030	473	388
Pool # BL9652, 1.56%, 12/1/2030	952	795
Pool # BS7290, 5.64%, 2/1/2031	992	1,034

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6802, 4.93%, 6/1/2031	900	905
Pool # BS5580, 3.68%, 1/1/2032	660	616
Pool # BS4654, 2.39%, 3/1/2032	577	494
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,031
Pool # BS5530, 3.30%, 7/1/2032	986	890
Pool # BS6822, 3.81%, 10/1/2032	580	543
Pool # BS8528, 4.31%, 10/1/2032	925	896
Pool # BS6954, 4.93%, 10/1/2032	462	468
Pool # BS6819, 4.12%, 11/1/2032	655	628
Pool # BS7090, 4.45%, 12/1/2032	1,020	1,001
Pool # AN7923, 3.33%, 1/1/2033	505	455
Pool # BS5357, 3.41%, 3/1/2033	500	451
Pool # AN9067, 3.51%, 5/1/2033	275	251
Pool # BS5511, 3.45%, 8/1/2033	661	598
Pool # BS5127, 3.15%, 9/1/2033	400	352
Pool # BL1012, 4.03%, 12/1/2033	265	251
Pool # BL0900, 4.08%, 2/1/2034	155	147
Pool # AN4430, 3.61%, 1/1/2037	489	457
Pool # BF0230, 5.50%, 1/1/2058	1,025	1,052
Pool # BF0497, 3.00%, 7/1/2060	489	408
Pool # BF0578, 2.50%, 12/1/2061	1,695	1,356
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2054 (b)	3,390	2,802
TBA, 6.50%, 4/25/2054 (b)	945	965
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	768	699
Pool # BR3929, 3.50%, 10/20/2050	408	372
Pool # BW1726, 3.50%, 10/20/2050	491	447
Pool # BS8546, 2.50%, 12/20/2050	1,217	1,015
Pool # BR3928, 3.00%, 12/20/2050	642	576
Pool # BU7538, 3.00%, 12/20/2050	428	384
Pool # 785294, 3.50%, 1/20/2051	1,171	1,051
Pool # CA8452, 3.00%, 2/20/2051	1,685	1,506
Pool # CB1543, 3.00%, 2/20/2051	1,162	1,024
Pool # CA3588, 3.50%, 2/20/2051	1,198	1,090
Pool # CB1536, 3.50%, 2/20/2051	1,275	1,165
Pool # CB1542, 3.00%, 3/20/2051	724	638
Pool # CC0070, 3.00%, 3/20/2051	181	163
Pool # CC8726, 3.00%, 3/20/2051	221	195
Pool # CC8738, 3.00%, 3/20/2051	310	273
Pool # CC8723, 3.50%, 3/20/2051	1,523	1,385
Pool # CC0088, 4.00%, 3/20/2051	59	56
Pool # CC0092, 4.00%, 3/20/2051	144	136
Pool # CC8727, 3.00%, 4/20/2051	387	342
Pool # CC8739, 3.00%, 4/20/2051	1,021	900
Pool # CC8740, 3.00%, 4/20/2051	846	746
Pool # CC8751, 3.00%, 4/20/2051	195	172
Pool # CA3563, 3.50%, 7/20/2051	727	669

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE2586, 3.50%, 7/20/2051	1,022	930
Pool # CK1527, 3.50%, 12/20/2051	673	615
Pool # CJ8184, 3.50%, 1/20/2052	733	666
Pool # CK2716, 3.50%, 2/20/2052	538	483
Pool # CI8525, 5.00%, 2/20/2052	539	529
Pool # CK8295, 5.00%, 3/20/2052	252	247
Pool # CN3557, 4.50%, 5/20/2052	301	293
Pool # CN3127, 5.00%, 8/20/2052	254	250
Pool # CO4960, 5.00%, 8/20/2052	391	385
Pool # CU6748, 6.00%, 9/20/2053	532	537
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	453	449
Pool # CU1092, 6.00%, 6/20/2063	434	434
Pool # 785183, 2.93%, 10/20/2070 (c)	607	542
Total Mortgage-Backed Securities (Cost $71,776)		64,480
Corporate Bonds — 7.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	903	832
3.45%, 11/1/2028	155	141
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110	110
5.40%, 7/31/2033	108	109
Northrop Grumman Corp.
5.15%, 5/1/2040	191	187
3.85%, 4/15/2045	209	168
RTX Corp.
2.25%, 7/1/2030	322	275
5.15%, 2/27/2033	87	87
		1,909
Banks — 1.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	202
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	200	202
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	182
5.59%, 8/8/2028	200	203
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	134	133
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	190	186
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	290	290
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	300	308
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	240	239
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	150	156
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	405	408

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	400	402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	183
Bank of Montreal (Canada) 5.72%, 9/25/2028	150	154
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	154
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (d)	200	203
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	505	505
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	201
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	200	201
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	795	746
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	205
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	430	428
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	328	279
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	250	182
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	232
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	249
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	203
5.25%, 4/26/2029 (d)	273	272
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	214	214
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	500	447
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	200	213
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	184
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	200	201
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	255	261
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	315	300
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	149	144
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	140	141
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	300	283
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	256	260
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	183
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	300	310
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	700	686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	260	242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	415	341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	215

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (d) (e)	200	205
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.71%, 1/13/2030	235	243
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	210	212
5.52%, 7/17/2028	80	82
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	140	142
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	170	181
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	84	84
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	185
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	160	162
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	165	172
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	85	85
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	55	55
(SOFR + 2.06%), 6.49%, 10/23/2034 (e)	110	118
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	115	115
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	53	40
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	200	177
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	50	35
3.13%, 11/18/2041 (f)	165	117
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	250	250
		15,056
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	184
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.05%, 11/21/2039	400	356
4.25%, 11/21/2049	180	156
Amgen, Inc. 3.15%, 2/21/2040	394	303
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	160
		995
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	225	189
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	201
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	115	121
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	100	109
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	217

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	250	228
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	391	369
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	344	314
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	187	174
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	130	137
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	370	343
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	166
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	310	309
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	185	185
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	185	187
(SOFR + 1.88%), 5.42%, 7/21/2034 (e)	125	125
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	79	80
Nasdaq, Inc. 5.55%, 2/15/2034	45	46
S&P Global, Inc. 4.25%, 5/1/2029	233	227
		3,337
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	170	170
LYB International Finance III LLC 1.25%, 10/1/2025	111	104
		274
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	300	310
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.05%, 2/26/2034	85	86
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	205	207
2.45%, 10/29/2026	990	919
6.10%, 1/15/2027	160	163
3.00%, 10/29/2028	150	136
5.10%, 1/19/2029	150	149
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	200	200
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	171	166
5.50%, 1/15/2026 (d)	530	524
2.13%, 2/21/2026 (d)	115	107
4.25%, 4/15/2026 (d)	20	19
2.53%, 11/18/2027 (d)	916	814
5.75%, 3/1/2029 (d)	99	99
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	100	101
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	175	142

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc.
5.40%, 5/8/2027	110	110
5.75%, 2/8/2031	120	121
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	198
		4,175
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	100	80
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (d)	170	170
3.63%, 5/13/2051 (d)	225	167
5.62%, 2/12/2054 (d)	140	141
		558
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	198	183
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	59
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	243
WP Carey, Inc.
2.40%, 2/1/2031	148	123
2.25%, 4/1/2033	10	7
		373
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	82
3.50%, 6/1/2041	518	404
Sprint Capital Corp. 6.88%, 11/15/2028	55	59
Verizon Communications, Inc. 2.65%, 11/20/2040	185	130
		675
Electric Utilities — 0.7%
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	405	410
Duke Energy Corp. 6.10%, 9/15/2053	120	127
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	68
Edison International 5.75%, 6/15/2027	195	198
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	162
Entergy Arkansas LLC 2.65%, 6/15/2051	72	44
Entergy Louisiana LLC
4.00%, 3/15/2033	150	138
2.90%, 3/15/2051	60	38
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	290	292
Evergy, Inc. 2.90%, 9/15/2029	394	352
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	465	436
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	179	151
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	238

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	126	111
5.40%, 6/1/2033 (d)	230	230
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	182	178
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	98	76
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	253	158
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	210	209
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	90	84
2.45%, 12/2/2027 (d)	305	274
Pacific Gas and Electric Co.
3.45%, 7/1/2025	120	117
2.95%, 3/1/2026	264	252
6.40%, 6/15/2033	75	79
5.80%, 5/15/2034	220	222
3.75%, 8/15/2042 (g)	71	53
4.30%, 3/15/2045	65	51
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	145	149
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	80
Series A-5, 5.10%, 6/1/2052	80	79
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	200
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	96	93
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	93	93
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	98
5.88%, 12/1/2053	53	55
Southern Co. (The) 5.70%, 3/15/2034	55	57
Tampa Electric Co. 4.90%, 3/1/2029	187	187
Union Electric Co. 3.90%, 4/1/2052	124	98
		5,937
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	226	217
4.00%, 4/14/2032	500	462
		679
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	70
Global Payments, Inc.
3.20%, 8/15/2029	297	267
5.30%, 8/15/2029	42	42
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	60	60
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	205	145
		584
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	138	119

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
J M Smucker Co. (The) 6.20%, 11/15/2033	50	53
JBS USA LUX SA 6.75%, 3/15/2034 (d)	150	158
Kellanova 5.25%, 3/1/2033	112	112
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	141
4.38%, 6/1/2046	86	73
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	403	334
Tyson Foods, Inc. 5.70%, 3/15/2034	90	91
		1,081
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	113
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	145
		258
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	128
CSX Corp. 3.80%, 11/1/2046	191	152
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	90	90
Norfolk Southern Corp. 3.05%, 5/15/2050	187	126
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	400	369
Union Pacific Corp. 3.55%, 8/15/2039	270	225
		1,090
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	59
DH Europe Finance II SARL 3.25%, 11/15/2039	103	83
		142
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	203
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	106
Cencora, Inc. 5.13%, 2/15/2034	350	349
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	122
Cigna Group (The) 5.13%, 5/15/2031	280	280
CommonSpirit Health
1.55%, 10/1/2025	65	61
2.78%, 10/1/2030	150	130
3.91%, 10/1/2050	65	51
HCA, Inc.
5.50%, 6/15/2047	90	86
3.50%, 7/15/2051	83	57
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	99
MultiCare Health System 2.80%, 8/15/2050	113	69
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	29
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	93
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	109

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc. 5.88%, 2/15/2053	65	70
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	196
		2,110
Health Care REITs — 0.1%
DOC DR LLC 2.63%, 11/1/2031	100	83
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	301
Sabra Health Care LP 3.20%, 12/1/2031	160	133
		517
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp.
4.90%, 2/15/2031	240	239
3.35%, 3/12/2050	205	146
		385
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	122
Southern Power Co. 5.15%, 9/15/2041	205	191
		313
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	130	131
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	210	210
Athene Global Funding 1.45%, 1/8/2026 (d)	400	371
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	97
Brown & Brown, Inc. 2.38%, 3/15/2031	386	320
CNA Financial Corp. 5.13%, 2/15/2034	230	224
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	285	192
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	140	139
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	225
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	408	314
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	150	131
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (d)	393	275
		2,498
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	130	137
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	130	132
3.11%, 2/15/2040	100	77
		209
Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	136	111
3.70%, 4/1/2051	403	249

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Comcast Corp.
3.25%, 11/1/2039	332	260
2.80%, 1/15/2051	172	110
5.35%, 5/15/2053	400	397
Discovery Communications LLC 3.63%, 5/15/2030	203	182
		1,309
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	180	183
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	315	268
5.63%, 4/4/2034 (b) (d)	110	110
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	130	117
		678
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	118
Consumers Energy Co. 3.25%, 8/15/2046	97	73
DTE Energy Co. 5.10%, 3/1/2029	300	299
		490
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	80	78
COPT Defense Properties LP 2.75%, 4/15/2031	225	186
		264
Oil, Gas & Consumable Fuels — 0.5%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	121
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	70	71
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (d)	76	75
Coterra Energy, Inc. 3.90%, 5/15/2027	125	120
Energy Transfer LP
4.40%, 3/15/2027	345	338
5.00%, 5/15/2044 (g)	420	371
Exxon Mobil Corp. 3.00%, 8/16/2039	593	464
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	140	113
4.32%, 12/30/2039 (d)	100	73
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	187	150
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	455	434
3.45%, 10/15/2027 (d)	259	243
HF Sinclair Corp. 5.88%, 4/1/2026	97	98
Kinder Morgan, Inc.
5.00%, 2/1/2029	172	171
7.80%, 8/1/2031	200	227
MPLX LP 4.50%, 4/15/2038	205	182
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	155	132
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66 Co. 3.55%, 10/1/2026	194	187
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	298
		3,888
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	151	135
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	201
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 5.00%, 2/26/2034	140	141
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	51
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	225	199
5.55%, 2/22/2054	60	62
5.65%, 2/22/2064	90	93
Eli Lilly & Co. 5.00%, 2/9/2054	250	249
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	194
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	700	527
Zoetis, Inc. 5.60%, 11/16/2032	170	176
		1,692
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	95	99
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	50	50
UDR, Inc.
2.10%, 8/1/2032	380	298
1.90%, 3/15/2033	50	38
		386
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	124
2.50%, 8/16/2031	80	66
Realty Income Corp. 1.80%, 3/15/2033	220	167
		357
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	124
Broadcom, Inc.
1.95%, 2/15/2028 (d)	418	373
3.19%, 11/15/2036 (d)	59	47
Intel Corp.
5.63%, 2/10/2043	9	9
5.70%, 2/10/2053	106	109
KLA Corp. 3.30%, 3/1/2050	242	178
NXP BV (China) 3.25%, 5/11/2041	265	196

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc. 5.05%, 5/18/2063	274	267
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (d)	280	227
		1,530
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	279	234
5.55%, 2/6/2053	90	88
VMware LLC 4.70%, 5/15/2030	320	311
		633
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	135
5.20%, 2/15/2029	180	180
1.88%, 10/15/2030	928	752
Crown Castle, Inc. 5.80%, 3/1/2034	65	67
Extra Space Storage LP
5.90%, 1/15/2031	100	104
2.40%, 10/15/2031	220	181
		1,419
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	110	84
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	344
4.39%, 8/15/2037	205	172
3.73%, 9/25/2040	315	233
		749
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	260	234
4.55%, 3/15/2052	100	84
T-Mobile USA, Inc.
5.05%, 7/15/2033	140	138
5.15%, 4/15/2034	76	76
		532
Total Corporate Bonds (Cost $66,173)		59,081
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	3,322	2,076
1.13%, 8/15/2040	6,836	4,232
2.25%, 5/15/2041	259	191
1.75%, 8/15/2041	720	486
2.00%, 11/15/2041	195	137

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.38%, 8/15/2042	1,415	1,222
3.13%, 2/15/2043	610	505
3.88%, 5/15/2043	185	171
1.38%, 8/15/2050	6,451	3,407
1.63%, 11/15/2050	1,102	622
2.25%, 2/15/2052	465	306
3.00%, 8/15/2052	3,384	2,628
U.S. Treasury Notes
4.13%, 1/31/2025	252	250
4.00%, 12/15/2025 (h)	2,920	2,884
3.13%, 8/31/2027	2,845	2,733
3.63%, 3/31/2028	2,025	1,974
1.13%, 8/31/2028	1,304	1,140
1.88%, 2/28/2029	4,800	4,300
3.25%, 6/30/2029	1,260	1,202
3.13%, 8/31/2029	2,182	2,066
3.63%, 3/31/2030	1,675	1,621
1.63%, 5/15/2031	6,910	5,823
1.38%, 11/15/2031	1,080	882
2.75%, 8/15/2032	1,299	1,165
3.50%, 2/15/2033	1,090	1,032
3.88%, 8/15/2033	5,960	5,802
Total U.S. Treasury Obligations (Cost $54,239)		48,857
Asset-Backed Securities — 4.3%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	182	166
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.27%, 12/18/2037 (c) (d)	9	9
Series 2021-FL4, Class AS, 6.54%, 12/18/2037 (c) (d)	455	447
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	539	522
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	635	577
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	488	448
Series 2016-3, Class AA, 3.00%, 10/15/2028	344	313
Series 2021-1, Class B, 3.95%, 7/11/2030	597	549
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	315	306
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	165	156
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	645	604
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	290	271
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	255	230
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	250	222
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	14	14
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	320	319
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	280	281
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class D, 6.03%, 11/15/2029	310	310

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (d)	217	211
Series 2021-1A, Class A, 2.16%, 4/15/2036 (d)	334	312
Series 2021-1A, Class B, 2.92%, 4/15/2036 (d)	533	494
Series 2022-1A, Class A, 4.46%, 6/15/2037 (d)	305	294
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	207	189
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	349
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	738	635
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	114	113
Credit Acceptance Auto Loan Trust Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	290	293
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	87	77
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	405	371
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	423	380
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	68	64
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	144	136
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	235	232
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	430	428
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	187	172
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	88	81
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	180	180
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	305	307
Series 2023-5A, Class C, 6.85%, 1/16/2029	230	236
Series 2024-1A, Class D, 5.84%, 6/17/2030	280	280
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	125	125
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	46	45
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	780	701
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	255	245
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	550	486
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	430	437
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	395	396
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	470	472
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	832	757
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	430	375
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	236	241
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	160	156
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	9	9
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	850	782
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (d)	100	89
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	484	444
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	170	170

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	114	114
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	305	292
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	218	206
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	615	578
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	56	56
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	435	408
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	230	204
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,660	1,574
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	224	219
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	475	419
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (d)	745	729
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (d) (g)	707	697
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	553	540
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	436	408
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	310	290
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	550	530
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	1,775	1,637
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	140	124
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (c) (d)	358	354
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	193	190
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	235	235
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	706	684
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	237	234
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,254	1,198
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	325	341
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	590	592
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	112	105
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	240	240
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	113	108
Series 2019-2, Class B, 3.50%, 5/1/2028	280	259
Series 2018-1, Class A, 3.70%, 3/1/2030	382	342
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	41	40
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (d) (g)	103	103
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (g)	190	188
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (g)	212	207
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (g)	921	894
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (g)	780	762
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (g)	381	371
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (g)	331	326
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (g)	583	570

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (g)	636	623
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	161	154
Westlake Automobile Receivables Trust Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (d)	200	200
Total Asset-Backed Securities (Cost $37,534)		35,853
Collateralized Mortgage Obligations — 1.0%
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (c) (d)	653	630
FHLMC, REMIC Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,989	295
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	269	277
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	102	102
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	227	217
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,021	927
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	531	534
GNMA
Series 2015-H11, Class FC, 5.99%, 5/20/2065 (c)	340	338
Series 2021-H14, Class YD, 7.68%, 6/20/2071 (c)	780	690
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (g)	312	308
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	342	312
Series 2019-1, Class M55D, 4.00%, 7/25/2058	255	236
Series 2019-2, Class M55D, 4.00%, 8/25/2058	486	450
Series 2019-3, Class M55D, 4.00%, 10/25/2058	342	316
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	858	767
Series 2020-3, Class TTW, 3.00%, 5/25/2060	811	738
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,394	1,186
Total Collateralized Mortgage Obligations (Cost $9,403)		8,323
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	400	371
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (c) (d)	628	595
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.64%, 7/25/2024 (c)	31,118	20
Series K-1511, Class A1, 3.28%, 10/25/2030	596	568
Series K152, Class A2, 3.08%, 1/25/2031	155	141
Series K-1510, Class A2, 3.72%, 1/25/2031	235	221
Series K-150, Class A2, 3.71%, 9/25/2032 (c)	480	448
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (c)	965	800
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (c)	405	398
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,145	1,057
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	38	37
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (c)	1,101	87
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (d)	435	389
Series 2015-K48, Class C, 3.65%, 8/25/2048 (c) (d)	35	34
Series 2016-K56, Class B, 3.95%, 6/25/2049 (c) (d)	330	319

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K728, Class C, 3.72%, 11/25/2050 (c) (d)	185	182
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (c) (d)	384	392
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	725	599
Total Commercial Mortgage-Backed Securities (Cost $7,132)		6,658
Foreign Government Securities — 0.1%
Republic of Peru 2.78%, 12/1/2060	125	72
United Mexican States 3.50%, 2/12/2034	369	308
Total Foreign Government Securities (Cost $491)		380
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, 5.17%, 4/1/2041 (Cost $110)	110	112
	SHARES (000)
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (j) (Cost $41,393)	41,393	41,393
Total Investments — 99.6% (Cost $752,483)		835,190
Other Assets Less Liabilities — 0.4%		3,489
NET ASSETS — 100.0%		838,679

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $334 or 0.04% of the Fund’s net assets as of March 31, 2024.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	52	06/28/2024	USD	5,562	13

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$35,853	$—	$35,853
Collateralized Mortgage Obligations	—	8,323	—	8,323
Commercial Mortgage-Backed Securities	—	6,658	—	6,658

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds	$—	$59,081	$—	$59,081
Exchange-Traded Funds	230,587	—	—	230,587
Foreign Government Securities	—	380	—	380
Investment Companies	339,466	—	—	339,466
Mortgage-Backed Securities	—	64,480	—	64,480
Municipal Bonds	—	112	—	112
U.S. Treasury Obligations	—	48,857	—	48,857
Short-Term Investments
Investment Companies	41,393	—	—	41,393
Total Investments in Securities	$611,446	$223,744	$—	$835,190
Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$14,153	$2,269	$1,282	$(45)	$581	$15,676	311	$285	$—
JPMorgan BetaBuilders International Equity ETF (a)	100,046	—	24,234	4,130	3,724	83,666	1,391	1,719	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,562	167	1,241	120	262	6,870	78	191	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	98,985	549	64,379	(4,589)	4,059	34,625	755	2,037	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	24,804	1,348	6,301	890	2,807	23,548	255	249	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	21,159	557	10,228	(642)	2,333	13,179	209	266	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,236	10,541	830	(122)	210	11,035	239	112	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	91,457	11,126	15,409	(2,521)	2,242	86,895	12,119	2,848	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	525	14,393	—	—	306	15,224	2,452	134	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	14,144	4,806	3,638	(495)	912	15,729	992	395	—
JPMorgan Equity Index Fund Class R6 Shares (a)	175,675	11,143	38,043	3,496	25,015	177,286	2,249	1,897	—
JPMorgan High Yield Fund Class R6 Shares (a)	43,990	21,925	23,551	(2,123)	4,091	44,332	6,894	2,866	—
JPMorgan Inflation Managed Bond ETF (a)	33,353	12,605	4,493	(303)	826	41,988	896	802	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	47,319	161,692	167,618	—	—	41,393	41,393	1,727	—
Total	$674,408	$253,121	$361,247	$(2,204)	$47,368	$611,446		$15,528	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of March 31, 2024.